Statements of changes in equity - AUD ($)		Parent Entity Total equity attributable to owners of WBC		Parent Entity Share capital	Parent Entity Reserves	Parent Entity Retained profits		Parent Entity	Total equity attributable to owners of WBC		Share capital	Reserves	Retained profits		NCI	Total
Balance at Sep. 30, 2017									$ 61,288,000,000		$ 34,394,000,000	$ 794,000,000	$ 26,100,000,000		$ 54,000,000	$ 61,342,000,000
Net profit for the year									8,095,000,000				8,095,000,000		4,000,000	8,099,000,000
Net other comprehensive income for the year									268,000,000			180,000,000	88,000,000			268,000,000
Total comprehensive income for the year									8,363,000,000			180,000,000	8,183,000,000		4,000,000	8,367,000,000
Transactions in capacity as equity holders
Dividends on ordinary shares	[1]								(6,400,000,000)				(6,400,000,000)			(6,400,000,000)
Dividend reinvestment plan									631,000,000		631,000,000					631,000,000
Conversion of Convertible Preference Shares									566,000,000		566,000,000					566,000,000
Other equity movements
Share-based payment arrangements									103,000,000			103,000,000				103,000,000
Exercise of employee share options and rights									3,000,000		3,000,000					3,000,000
Purchase of shares (net of issue costs)									(35,000,000)		(35,000,000)					(35,000,000)
Net (acquisition)/disposal of treasury shares									2,000,000		2,000,000					2,000,000
Other															(6,000,000)	(6,000,000)
Total contributions and distributions									(5,130,000,000)		1,167,000,000	103,000,000	(6,400,000,000)		(6,000,000)	(5,136,000,000)
Balance at Sep. 30, 2018		$ 55,356,000,000		$ 35,546,000,000	$ 1,114,000,000	$ 18,696,000,000			64,521,000,000		35,561,000,000	1,077,000,000	27,883,000,000		52,000,000	64,573,000,000
Impact on adoption of new accounting standards		(500,000,000)			2,000,000	(502,000,000)			(725,000,000)			2,000,000	(727,000,000)			(725,000,000)
Restated opening balance		54,856,000,000		35,546,000,000	1,116,000,000	18,194,000,000			63,796,000,000		35,561,000,000	1,079,000,000	27,156,000,000		52,000,000	63,848,000,000
Net profit for the year		7,121,000,000				7,121,000,000		$ 7,121,000,000	6,784,000,000				6,784,000,000		6,000,000	6,790,000,000
Net other comprehensive income for the year		(164,000,000)			114,000,000	(278,000,000)		(164,000,000)	(164,000,000)			122,000,000	(286,000,000)		2,000,000	(162,000,000)
Total comprehensive income for the year		6,957,000,000			114,000,000	6,843,000,000		6,957,000,000	6,620,000,000			122,000,000	6,498,000,000		8,000,000	6,628,000,000
Transactions in capacity as equity holders
Dividends on ordinary shares		(6,470,000,000)	[2]			(6,470,000,000)	[2]		(6,466,000,000)	[1]			(6,466,000,000)	[1]		(6,466,000,000)	[1]
Dividend reinvestment plan		1,489,000,000		1,489,000,000				1,489,000,000	1,489,000,000		1,489,000,000					1,489,000,000
Other equity movements
Share-based payment arrangements		108,000,000			108,000,000			108,000,000	108,000,000			108,000,000				108,000,000
Purchase of shares (net of issue costs)		(33,000,000)		(33,000,000)					(33,000,000)		(33,000,000)					(33,000,000)
Net (acquisition)/disposal of treasury shares		(69,000,000)		(69,000,000)					(62,000,000)		(62,000,000)					(62,000,000)
Other									2,000,000			2,000,000			(7,000,000)	(5,000,000)
Total contributions and distributions		(4,975,000,000)		1,387,000,000	108,000,000	(6,470,000,000)			(4,962,000,000)		1,394,000,000	110,000,000	(6,466,000,000)		(7,000,000)	(4,969,000,000)
Balance at Sep. 30, 2019		56,838,000,000		36,933,000,000	1,338,000,000	18,567,000,000		56,838,000,000	65,454,000,000		36,955,000,000	1,311,000,000	27,188,000,000		53,000,000	65,507,000,000
Net profit for the year		2,658,000,000				2,658,000,000		2,658,000,000	2,290,000,000				2,290,000,000		2,000,000	2,292,000,000
Net other comprehensive income for the year		11,000,000			160,000,000	(149,000,000)		11,000,000	1,000,000			155,000,000	(154,000,000)		(3,000,000)	(2,000,000)
Total comprehensive income for the year		2,669,000,000			160,000,000	2,509,000,000		2,669,000,000	2,291,000,000			155,000,000	2,136,000,000		(1,000,000)	2,290,000,000
Transactions in capacity as equity holders
Share issuances								110,919,861	2,751,000,000		2,751,000,000					2,751,000,000
Dividends on ordinary shares		(2,792,000,000)	[2]			(2,792,000,000)	[2]		(2,791,000,000)	[1]			(2,791,000,000)	[1]		(2,791,000,000)	[1]
Dividend reinvestment plan		273,000,000		273,000,000				273,000,000	273,000,000		273,000,000					273,000,000
Other equity movements
Share-based payment arrangements		78,000,000			78,000,000			78,000,000	78,000,000			78,000,000				78,000,000
Purchase of shares (net of issue costs)		(29,000,000)		(29,000,000)					(29,000,000)		(29,000,000)					(29,000,000)
Net (acquisition)/disposal of treasury shares		(46,000,000)		(46,000,000)					(10,000,000)		(10,000,000)					(10,000,000)
Other									6,000,000		6,000,000				(1,000,000)	5,000,000
Total contributions and distributions		241,000,000		2,955,000,000	78,000,000	(2,792,000,000)			278,000,000		2,991,000,000	78,000,000	(2,791,000,000)		(1,000,000)	277,000,000
Balance at Sep. 30, 2020		$ 59,748,000,000		$ 39,888,000,000	$ 1,576,000,000	$ 18,284,000,000		$ 59,748,000,000	$ 68,023,000,000		$ 39,946,000,000	$ 1,544,000,000	$ 26,533,000,000		$ 51,000,000	$ 68,074,000,000

[1]	2020 relates to 2019 final dividend of 80 cents per share ($2,791 million) (2019: 2019 interim dividend of 94 cents per share ($3,239 million) and 2018 final dividend of 94 cents per share ($3,227 million), 2018: 2018 interim dividend of 94 cents per share ($3,213 million) and 2017 final dividend of 94 cents per share ($3,187 million)), all fully franked at 30%.
[2]	2020 relates to 2019 final dividend of 80 cents per share ($2,792 million) (2019: 2019 interim dividend of 94 cents per share ($3,241 million) and 2018 final dividend of 94 cents per share ($3,229 million)), all fully franked at 30%.